Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenues [Abstract]
Schedule of Company’s Revenues Based on the Nature and Characteristics	The following table disaggregates the Company’s revenues based on the nature and characteristics of its contracts, for the six months ended June 30, 2023 and 2022:
	Six months ended
	June 30, 2023	June 30, 2022
Sales of products	$473,853	$616,670
Non-recurring engineering and proof of concept contracts	-	351,255
	$473,853	$967,925